Restricted Cash (Details)	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Restricted Cash [Line Items]
Restricted annual interest rate percentage	25.00%	25.00%
Restricted cash	$ 16,059,262	$ 2,052,066
Construction [Member]
Restricted Cash [Line Items]
Restricted cash	$ 2,000,000	$ 255,561
Minimum [Member]
Restricted Cash [Line Items]
Restricted annual interest rate percentage	3.80%	3.80%
Maximum [Member]
Restricted Cash [Line Items]
Restricted annual interest rate percentage	4.25%	4.25%